Intangible assets, net - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Goodwill [Line Items]
Impairment of intangible assets, indefinite-lived	$ 0
Level 3 | Measurement input, projected revenue and royalty rates
Goodwill [Line Items]
Intangible asset, measurement input	0.025